Redeemable Non-controlling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interest

The following is a rollforward of the redeemable non-controlling interest (in millions):

Balance, December 31, 2013	$17.0
Net income (loss)	—
Foreign currency translation	(0.3)

Balance, March 28, 2014	$16.7

The following is a rollforward of the redeemable noncontrolling interest (in millions):

Balance, December 31, 2012	$18.6
Foreign currency translation	(1.6)

Balance, December 31, 2013	$17.0